UNAUDITED INTERIM CONDENSED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Operating activities
Profit before income taxes	$ 9,083	$ 26,512	$ 10,356		$ 66,436		$ 1,904
Adjustments for:
Depreciation and amortization	11,721	11,950	51,529		52,321		55,433
Net foreign exchange losses/(gains)	672	253	453		(401)		1,647
Finance income	(4)		(6)		(3)		(9)
Finance costs	153	169	930		530		793
Movement in provisions	(1,767)	(1,477)	1,112		1,746		1,473
Other non-cash	(547)	(217)	(1,568)		1,507		(64)
Adjustments	19,311	37,190	62,806		122,136
Decrease/(increase) in trade receivables from related parties	9,052	(1,442)	(6,501)		6,310		351
Decrease in other receivables	1,532	2,014	567		(961)		(1,922)
Decrease in prepaid expenses	1,404	5,550	5,943		(8,217)		(1,204)
Decrease/(increase) in inventories	1,644	(809)	1,892		(8,131)		(2,035)
Increase in trade payables to related parties	921	187	147		652		(481)
Decrease in trade payables	(1,676)	(41)	1,141		826		2,968
Decrease in other payables	(77)	(855)	(1,895)		(4,808)		(6,191)
Cash generated by operations	32,111	41,794	64,100		107,807		52,663
Income taxes paid by related party	(1,370)	(10,220)	(8,629)	[1]	(19,461)	[1],[2]	(7,908)	[2]
Interest received	4		6		3		9
Interest paid	(117)	(125)	(930)		(530)		(793)
Net cash generated by operating activities	30,628	31,448	54,547		87,819		43,971
Investing activities
Purchase of property, plant, and equipment and intangibles	(22,035)	(19,392)	(66,273)		(32,068)		(55,763)
Net cash used in investing activities	(22,035)	(19,392)	(66,273)		(32,068)		(55,763)
Financing activities
Payment of lease liabilities	(346)	(316)	(1,275)		(781)		(2,718)
Transfers to Parent	(9,027)	(11,049)	14,275		(55,158)		14,310
Net cash used in financing activities	(9,373)	(11,365)	13,000		(55,939)		11,592
(Decrease)/increase in cash and cash equivalents	(780)	691	1,274		(188)		(200)
Cash and cash equivalents at the beginning of the period	1,316	79	79		110		264
Net foreign exchange difference	(130)	54	(37)		157		46
Cash and cash equivalents at the end of the period	$ 406	$ 824	$ 1,316		$ 79		$ 110

[1]	The Company is part of a tax consolidated group under Australian taxation law, of which Glencore Investment Pty Limited (“Glencore Investment”), a related party of the Company, is the head entity. Tax payments from companies within the Glencore Investment tax consolidated group are made by Glencore Investment in accordance with the tax sharing and tax funding agreements entered into by those entities and settled through intercompany loans via parent net investment (see notes 2.15 and 22).
[2]	The Company is part of a tax consolidated group under Australian taxation law, of which Glencore Investment Pty Limited (“Glencore Investment”), a related party of the Company, is the head entity. Tax payments from companies within the Glencore Investment tax consolidated group are made by Glencore Investment in accordance with the tax sharing and tax funding agreements entered into by those entities and settled through intercompany loans via parent net investment (see notes 2.16 and 22).